Segment reporting - Notable Items after tax (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Segment reporting
Economic hedges	$ (163)	$ 29	$ (121)
Economic hedges, percentage movement from same period in prior year	35.00%
Hedge ineffectiveness	$ (1)	23	43
Provisions for remediation, litigation, fines and penalties		(176)
Provisions for remediation, litigation, fines and penalties, percentage movement from prior period	(100.00%)
Asset sales and revaluations			256
Asset sales and revaluations, percentage movement from same period in prior year	(100.00%)
The write-down of assets		(87)
The write-down of assets, percentage movement from prior period	(100.00%)
Restructuring costs		(140)
Restructuring costs, percentage movement from prior period	(100.00%)
Total notable items after tax	$ (164)	$ (351)	$ 178
Total notable items after tax, percentage movement from prior period	(53.00%)